Financial Risk Management (Details)	1 Months Ended
	Oct. 31, 2023 AUD ($)	Dec. 31, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Financial Risk Management [Line Items]
AdditionalConvertibleNote	$ 150,000			$ 25,000
Convertible note issue	$ 1,000,000		$ 1,004,889
Current borrowings		$ 3,882,778	2,084,152		$ 5,086
Remaining contractual maturities [Member]
Financial Risk Management [Line Items]
Loans maturity date	Dec. 31, 2024
Current borrowings			$ 2,015,000.000